UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Aerospace & Defense — 4.5%
272,425	Honeywell International, Inc.	$16,222,909
239,417	The Boeing Co.	18,681,708

		34,904,617

Auto Components — 1.3%
262,875	Johnson Controls, Inc.	10,409,850

Automobiles* — 1.9%
543,857	Ford Motor Co.	8,114,346
216,185	General Motors Co.	6,876,845

		14,991,191

Beverages — 2.7%
134,517	Coca-Cola Enterprises, Inc.	3,886,196
240,992	PepsiCo., Inc.	17,139,351

		21,025,547

Biotechnology* — 1.6%
202,896	Celgene Corp.	12,358,395

Capital Markets — 3.5%
98,826	Ameriprise Financial, Inc.	6,051,116
51,718	Franklin Resources, Inc.	6,701,618
321,731	Invesco Ltd.	7,937,104
140,458	State Street Corp.	6,428,763

		27,118,601

Chemicals — 2.4%
233,791	LyondellBasell Industries NV Class A	10,242,384
234,387	The Dow Chemical Co.	8,468,402

		18,710,786

Commercial Banks — 5.6%
116,043	HSBC Holdings PLC ADR	6,076,012
148,940	PNC Financial Services Group, Inc.	9,296,835
388,518	SunTrust Banks, Inc.	10,929,011
655,865	U.S. Bancorp	16,790,144

		43,092,002

Computers & Peripherals* — 1.7%
466,592	EMC Corp.	13,283,874

Diversified Financial Services — 7.5%
1,780,373	Bank of America Corp.	20,919,383
859,323	JPMorgan Chase & Co.	37,157,126

		58,076,509

Diversified Telecommunication Services — 1.9%
340,984	CenturyLink, Inc.	14,727,099

Electric Utilities — 5.1%
364,395	American Electric Power Co., Inc.	13,919,889
192,622	Entergy Corp.	13,127,189
438,577	PPL Corp.	12,363,486

		39,410,564

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 0.5%
66,474	Emerson Electric Co.	$3,626,157

Energy Equipment & Services — 1.7%
55,529	Baker Hughes, Inc.	4,105,259
64,837	Cameron International Corp.*	3,090,131
66,982	Schlumberger Ltd.	5,741,697

		12,937,087

Food & Staples Retailing — 1.9%
382,645	CVS Caremark Corp.	14,804,535

Food Products — 4.7%
503,937	General Mills, Inc.	20,041,574
495,853	Unilever NV	16,194,559

		36,236,133

Health Care Equipment & Supplies* — 1.2%
1,338,743	Boston Scientific Corp.	9,612,175

Health Care Providers & Services — 1.8%
194,747	Aetna, Inc.	8,506,549
67,840	WellPoint, Inc.*	5,303,053

		13,809,602

Household Durables — 0.9%
383,976	Newell Rubbermaid, Inc.	6,838,613

Industrial Conglomerates — 4.0%
1,582,387	General Electric Co.	31,078,081

Insurance — 9.4%
116,999	Everest Re Group Ltd.	10,409,401
200,900	Marsh & McLennan Cos., Inc.	6,161,603
354,252	Prudential Financial, Inc.	22,594,192
344,723	The Allstate Corp.	10,817,408
413,220	The Hartford Financial Services Group, Inc.	11,012,313
181,772	The Travelers Cos., Inc.	11,284,406

		72,279,323

Internet Software & Services* — 1.4%
20,090	Google, Inc. Class A	10,628,012

Machinery — 0.9%
117,002	Illinois Tool Works, Inc.	6,706,555

Media — 5.4%
733,603	Comcast Corp. Class A	18,516,140
561,243	DISH Network Corp. Class A*	16,994,438
118,975	Scripps Networks Interactive Class A	5,999,909

		41,510,487

Multi-Utilities — 1.7%
311,372	PG&E Corp.	13,507,317

Oil, Gas & Consumable Fuels — 8.6%
207,121	ConocoPhillips	15,165,400
272,643	Devon Energy Corp.	22,921,097

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
130,836	ENI SpA ADR	$6,259,194
85,816	Newfield Exploration Co.*	6,401,015
148,779	Occidental Petroleum Corp.	16,045,815

		66,792,521

Pharmaceuticals — 5.8%
726,315	Merck & Co., Inc.	26,692,076
349,913	Teva Pharmaceutical Industries Ltd. ADR	17,810,572

		44,502,648

Real Estate Investment Trusts — 2.1%
810,310	MFA Financial, Inc.	6,676,954
83,024	Simon Property Group, Inc.	9,801,814

		16,478,768

Semiconductors & Semiconductor Equipment — 1.0%
214,585	Texas Instruments, Inc.	7,574,851

Software — 2.8%
277,698	Adobe Systems, Inc.*	9,616,682
485,235	Microsoft Corp.	12,135,727

		21,752,409

Thrifts & Mortgage Finance — 0.5%
222,439	New York Community Bancorp, Inc.	3,603,512

Wireless Telecommunication Services* — 3.1%
4,041,510	Sprint Nextel Corp.	23,642,833

TOTAL COMMON STOCKS		$766,030,654

Principal	Interest	Maturity
Amount	Rate	Date	Value
Convertible Preferred Stock — 0.3%
PPL Corp.
$50,000	8.750%	05/01/14	$2,737,500

Short-term Investment(a) — 0.3%
Repurchase Agreement — 0.3%
Joint Repurchase Agreement Account II
$2,100,000	0.133%	06/01/11	$2,100,000

TOTAL INVESTMENTS — 99.7%			$770,868,154

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			2,241,684

NET ASSETS — 100.0%			$773,109,838

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$684,786,564

Gross unrealized gain	107,996,297
Gross unrealized loss	(21,914,707)

Net unrealized security gain	$86,081,590

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 4.5%
918,869	Honeywell International, Inc.	$54,718,649
835,003	The Boeing Co.	65,155,284

		119,873,933

Auto Components — 1.3%
858,164	Johnson Controls, Inc.	33,983,294

Automobiles* — 1.9%
1,867,483	Ford Motor Co.	27,862,847
707,010	General Motors Co.	22,489,988

		50,352,835

Beverages — 2.8%
460,288	Coca-Cola Enterprises, Inc.	13,297,720
883,763	PepsiCo., Inc.	62,853,225

		76,150,945

Biotechnology* — 1.6%
685,800	Celgene Corp.	41,772,078

Capital Markets — 3.8%
334,001	Ameriprise Financial, Inc.	20,450,881
240,140	Franklin Resources, Inc.	31,117,341
1,051,008	Invesco Ltd.	25,928,368
555,856	State Street Corp.	25,441,529

		102,938,119

Chemicals — 2.7%
666,849	Huntsman Corp.	12,636,788
812,032	LyondellBasell Industries NV Class A	35,575,122
665,321	The Dow Chemical Co.	24,038,048

		72,249,958

Commercial Banks — 6.3%
724,076	PNC Financial Services Group, Inc.	45,196,824
1,818,723	SunTrust Banks, Inc.	51,160,678
2,844,864	U.S. Bancorp	72,828,518

		169,186,020

Computers & Peripherals* — 1.8%
1,716,085	EMC Corp.	48,856,940

Consumer Finance* — 1.4%
2,158,089	SLM Corp.	36,773,837

Diversified Financial Services — 7.8%
7,215,652	Bank of America Corp.	84,783,911
2,902,156	JPMorgan Chase & Co.	125,489,225

		210,273,136

Diversified Telecommunication Services — 1.3%
790,876	CenturyLink, Inc.	34,157,934

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 4.5%
1,099,279	American Electric Power Co., Inc.	$41,992,458
569,509	Entergy Corp.	38,812,038
1,461,561	PPL Corp.	41,201,405

		122,005,901

Electrical Equipment — 0.5%
224,293	Emerson Electric Co.	12,235,183

Energy Equipment & Services — 2.1%
272,568	Baker Hughes, Inc.	20,150,952
322,055	Cameron International Corp.*	15,349,142
243,796	Schlumberger Ltd.	20,898,193

		56,398,287

Food & Staples Retailing — 1.8%
1,242,144	CVS Caremark Corp.	48,058,551

Food Products — 4.0%
1,444,983	General Mills, Inc.	57,466,974
1,577,608	Unilever NV	51,524,677

		108,991,651

Health Care Equipment & Supplies* — 1.3%
4,872,768	Boston Scientific Corp.	34,986,474

Health Care Providers & Services — 2.4%
835,003	WellPoint, Inc.	65,272,185

Household Durables — 0.9%
1,289,684	Newell Rubbermaid, Inc.	22,969,272

Industrial Conglomerates — 3.9%
5,413,263	General Electric Co.	106,316,485

Insurance — 8.7%
372,764	Aflac, Inc.	17,814,391
330,345	Everest Re Group Ltd.	29,390,795
704,572	Marsh & McLennan Cos., Inc.	21,609,223
1,031,747	Prudential Financial, Inc.	65,804,824
1,018,339	The Allstate Corp.	31,955,478
1,248,482	The Hartford Financial Services Group, Inc.	33,272,045
562,195	The Travelers Cos., Inc.	34,901,066

		234,747,822

Internet Software & Services* — 1.7%
89,118	Google, Inc. Class A	47,145,204

Machinery — 0.9%
431,764	Illinois Tool Works, Inc.	24,748,713

Media — 5.8%
1,363,555	CBS Corp. Class B	38,111,362
2,676,888	Comcast Corp. Class A	67,564,653
1,642,945	DISH Network Corp. Class A*	49,748,375

		155,424,390

Metals & Mining — 0.6%
185,285	Cliffs Natural Resources, Inc.	16,805,350

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — 1.5%
939,348	PG&E Corp.	$40,748,916

Oil, Gas & Consumable Fuels — 8.2%
716,638	ConocoPhillips	52,472,234
909,849	Devon Energy Corp.	76,491,006
395,195	Newfield Exploration Co.*	29,477,595
566,340	Occidental Petroleum Corp.	61,079,769

		219,520,604

Pharmaceuticals — 5.8%
2,458,934	Merck & Co., Inc.	90,365,825
1,299,436	Teva Pharmaceutical Industries Ltd. ADR	66,141,292

		156,507,117

Semiconductors & Semiconductor Equipment — 0.8%
637,528	Texas Instruments, Inc.	22,504,738

Software — 3.0%
1,134,386	Adobe Systems, Inc.*	39,283,787
1,635,632	Microsoft Corp.	40,907,157

		80,190,944

Textiles, Apparel & Luxury Goods — 0.8%
257,205	NIKE, Inc. Class B	21,720,962

Wireless Telecommunication Services* — 2.9%
13,118,948	Sprint Nextel Corp.	76,745,846

TOTAL COMMON STOCKS		$2,670,613,624

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.7%
Repurchase Agreement — 0.7%
Joint Repurchase Agreement Account II
$18,600,000	0.133%	06/01/11	$18,600,000

TOTAL INVESTMENTS — 100.0%			$2,689,213,624

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			296,592

NET ASSETS — 100.0%			$2,689,510,216

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR —	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,333,411,191

Gross unrealized gain	433,892,343
Gross unrealized loss	(78,089,910)

Net unrealized security gain	$355,802,433

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.6%
Aerospace & Defense — 2.3%
1,708,955	BE Aerospace, Inc.*	$63,949,096
2,794,983	Spirit AeroSystems Holdings, Inc. Class A*	61,210,128
3,334,807	Textron, Inc.	76,300,384

		201,459,608

Airlines* — 0.7%
9,711,447	JetBlue Airways Corp.	58,948,483

Auto Components — 2.6%
2,880,931	Lear Corp.	146,408,913
1,439,933	TRW Automotive Holdings Corp.*	81,888,990

		228,297,903

Beverages — 0.7%
2,229,417	Coca-Cola Enterprises, Inc.	64,407,857

Building Products — 1.2%
7,097,385	Masco Corp.	101,137,736

Capital Markets — 3.2%
3,521,280	Invesco Ltd.	86,869,978
4,511,361	Janus Capital Group, Inc.	46,602,359
1,101,024	Lazard Ltd. Class A	42,884,885
2,840,754	Legg Mason, Inc.	96,131,115

		272,488,337

Chemicals — 3.3%
732,810	Albemarle Corp.	51,912,260
4,003,711	Chemtura Corp.*	76,270,695
1,118,128	Cytec Industries, Inc.	62,827,612
5,188,464	Huntsman Corp.	98,321,393

		289,331,960

Commercial Banks — 5.3%
1,871,847	CIT Group, Inc.*	82,978,978
7,920,965	Fifth Third Bancorp	103,447,803
642,989	First Republic Bank*	20,736,395
797,845	M&T Bank Corp.	70,449,713
3,577,015	SunTrust Banks, Inc.	100,621,432
3,480,551	Zions Bancorp	82,941,530

		461,175,851

Commercial Services & Supplies — 0.8%
2,082,390	Republic Services, Inc.	65,636,933

Communications Equipment* — 1.3%
9,606,343	Brocade Communications Systems, Inc.	64,074,308
773,033	Polycom, Inc.	44,379,824

		108,454,132

Consumer Finance* — 1.6%
8,160,410	SLM Corp.	139,053,386

Containers & Packaging — 0.5%
1,953,472	Temple-Inland, Inc.	46,375,425

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services* — 0.8%
2,698,404	The NASDAQ OMX Group, Inc.	$68,863,270

Diversified Telecommunication Services — 1.3%
2,642,808	CenturyLink, Inc.	114,142,878

Electric Utilities — 5.2%
988,399	Edison International	38,903,385
2,336,165	Northeast Utilities	82,326,454
4,393,314	NV Energy, Inc.	69,282,562
1,399,922	Pinnacle West Capital Corp.	63,360,470
5,524,208	PPL Corp.	155,727,423
1,516,719	Westar Energy, Inc.	41,239,590

		450,839,884

Electrical Equipment — 1.2%
988,653	Cooper Industries PLC	62,136,841
2,003,557	GrafTech International Ltd.*	42,355,195

		104,492,036

Electronic Equipment, Instruments & Components — 0.5%
800,589	Amphenol Corp. Class A	43,279,841

Energy Equipment & Services — 2.4%
1,259,431	Cameron International Corp.*	60,024,481
1,005,972	Helmerich & Payne, Inc.	63,054,325
1,119,230	Oil States International, Inc.*	88,475,132

		211,553,938

Food Products — 3.4%
3,377,424	ConAgra Foods, Inc.	85,887,892
700,237	H.J. Heinz Co.	38,457,016
2,151,630	The J.M. Smucker Co.	170,581,227

		294,926,135

Gas Utilities — 0.4%
165,497	Energen Corp.	10,305,498
1,246,307	Questar Corp.	21,598,501

		31,903,999

Health Care Equipment & Supplies* — 3.7%
17,684,569	Boston Scientific Corp.	126,975,206
3,744,998	Hologic, Inc.	80,517,457
1,827,218	Kinetic Concepts, Inc.	108,427,116

		315,919,779

Health Care Providers & Services — 1.6%
2,200,652	Aetna, Inc.	96,124,480
1,265,144	Patterson Cos., Inc.	43,755,005

		139,879,485

Hotels, Restaurants & Leisure — 1.9%
2,297,834	Royal Caribbean Cruises Ltd.*	89,615,526
2,220,363	Wyndham Worldwide Corp.	77,290,836

		166,906,362

Household Durables — 2.3%
692,531	Mohawk Industries, Inc.*	46,067,162
5,207,839	Newell Rubbermaid, Inc.	92,751,613
81,085	NVR, Inc.*	60,489,410

		199,308,185

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Products* — 1.1%
1,217,257	Energizer Holdings, Inc.	$93,789,652

Independent Power Producers & Energy Traders* — 0.1%
768,439	The AES Corp.	9,958,969

Insurance — 10.7%
1,521,664	Everest Re Group Ltd.	135,382,446
6,549,219	Genworth Financial, Inc. Class A*	72,761,823
2,158,568	Lincoln National Corp.	63,353,971
1,706,794	Marsh & McLennan Cos., Inc.	52,347,372
636,282	PartnerRe Ltd.	47,619,345
5,226,448	Principal Financial Group, Inc.	163,431,029
3,536,002	The Hartford Financial Services Group, Inc.	94,234,453
3,229,861	Unum Group	84,977,643
3,334,274	W.R. Berkley Corp.	110,397,812
4,419,418	XL Group PLC	104,563,430

		929,069,324

Internet & Catalog Retail* — 1.6%
7,792,527	Liberty Media Corp. — Interactive Class A	141,901,917

Leisure Equipment & Products — 1.0%
1,891,144	Hasbro, Inc.	86,500,927

Machinery — 2.8%
793,208	Eaton Corp.	40,985,057
967,946	Parker Hannifin Corp.	86,002,002
2,775,454	Pentair, Inc.	112,350,378

		239,337,437

Media — 4.8%
2,504,825	CBS Corp. Class B	70,009,859
4,452,886	DISH Network Corp. Class A*	134,833,388
2,354,316	Liberty Global, Inc. Class A*	106,061,936
2,113,828	Scripps Networks Interactive Class A	106,600,346

		417,505,529

Metals & Mining* — 1.0%
2,913,432	Stillwater Mining Co.	58,996,998
2,237,390	Thompson Creek Metals Co., Inc.	24,298,055

		83,295,053

Multi-Utilities — 4.9%
4,517,670	CMS Energy Corp.	90,082,340
2,256,588	SCANA Corp.	91,775,434
1,779,662	Sempra Energy	98,183,953
5,972,914	Xcel Energy, Inc.	147,769,892

		427,811,619

Oil, Gas & Consumable Fuels — 5.8%
1,009,733	Alpha Natural Resources, Inc.*	55,323,271
1,508,665	Cabot Oil & Gas Corp.	88,634,069
791,434	CONSOL Energy, Inc.	40,576,821

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
2,889,086	Frontier Oil Corp.	$86,268,108
2,350,326	Newfield Exploration Co.*	175,310,816
570,939	Pioneer Natural Resources Co.	52,423,619

		498,536,704

Pharmaceuticals — 1.0%
3,538,037	Warner Chilcott PLC Class A	85,302,072

Real Estate Investment Trusts — 7.1%
538,915	Alexandria Real Estate Equities, Inc.	44,482,044
540,174	AvalonBay Communities, Inc.	71,880,954
872,015	Camden Property Trust	56,053,124
1,208,978	Douglas Emmett, Inc.	25,448,987
211,428	Essex Property Trust, Inc.	29,094,607
4,674,590	Host Hotels & Resorts, Inc.	82,179,292
4,442,325	Kimco Realty Corp.	86,669,761
8,864,406	MFA Financial, Inc.	73,042,706
2,280,027	Tanger Factory Outlet Centers, Inc.	62,609,541
1,480,428	Ventas, Inc.	83,496,139

		614,957,155

Road & Rail — 1.3%
1,070,701	Kansas City Southern*	63,053,582
852,346	Ryder System, Inc.	46,879,030

		109,932,612

Semiconductors & Semiconductor Equipment — 2.3%
1,575,553	Maxim Integrated Products, Inc.	42,933,820
6,045,700	ON Semiconductor Corp.*	67,832,754
2,543,043	Xilinx, Inc.	90,735,774

		201,502,348

Software* — 3.1%
1,033,312	BMC Software, Inc.	57,689,809
910,945	Check Point Software Technologies Ltd.	50,029,099
2,113,733	Electronic Arts, Inc.	51,596,223
2,464,472	Parametric Technology Corp.	57,397,553
2,369,925	Quest Software, Inc.	53,785,448

		270,498,132

Specialty Retail — 0.6%
1,136,135	Guess?, Inc.	51,944,092

Wireless Telecommunication Services* — 2.2%
6,383,858	Clearwire Corp. Class A	29,365,747
26,793,171	Sprint Nextel Corp.	156,740,050

		186,105,797

TOTAL COMMON STOCKS		$8,626,732,742

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.9%
Repurchase Agreement — 1.9%
Joint Repurchase Agreement Account II
$160,800,000	0.133%	06/01/11	$160,800,000

TOTAL INVESTMENTS — 101.5%			$8,787,532,742

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%			(126,532,744)

NET ASSETS — 100.0%			$8,660,999,998

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,269,925,376

Gross unrealized gain	1,604,288,384
Gross unrealized loss	(86,681,018)

Net unrealized security gain	$1,517,607,366

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense — 0.5%
584,826	AAR Corp.	$15,433,558

Airlines* — 0.6%
3,102,931	JetBlue Airways Corp.	18,834,791

Auto Components* — 1.8%
463,057	Dana Holding Corp.	8,390,593
506,711	Tenneco, Inc.	21,155,184
178,440	TRW Automotive Holdings Corp.	10,147,883
201,001	Visteon Corp.	12,319,351

		52,013,011

Building Products — 0.3%
302,567	Universal Forest Products, Inc.	8,844,033

Capital Markets — 2.6%
1,086,484	Apollo Investment Corp.	12,396,782
177,628	Artio Global Investors, Inc.	2,485,016
502,488	BGC Partners, Inc. Class A	4,175,675
299,821	Golub Capital BDC, Inc.	4,698,195
247,347	KBW, Inc.	5,258,597
884,825	Knight Capital Group, Inc. Class A*	10,918,741
1,081,850	MF Global Holdings Ltd.*	8,341,064
686,215	PennantPark Investment Corp.	8,529,652
116,104	Piper Jaffray Cos., Inc.*	3,856,975
265,547	Solar Capital Ltd.	6,572,288
202,804	Solar Senior Capital Ltd.*	3,693,061
118,234	Stifel Financial Corp.*	4,761,283

		75,687,329

Chemicals — 2.7%
771,931	H.B. Fuller Co.	17,206,342
404,522	Minerals Technologies, Inc.	27,507,496
2,050,620	PolyOne Corp.	31,230,943
30,343	Tronox, Inc.*	4,187,334

		80,132,115

Commercial Banks — 10.3%
361,410	Bank of the Ozarks, Inc.	17,568,140
649,610	Boston Private Financial Holdings, Inc.	4,287,426
141,748	Bridge Capital Holdings*	1,516,704
68,554	Capital City Bank Group, Inc.	738,327
525,916	CoBiz, Inc.	3,376,381
391,989	Columbia Banking System, Inc.	7,051,882
176,630	Community Bank System, Inc.	4,429,880
389,804	East West Bancorp, Inc.	7,831,162
788,386	F.N.B. Corp.	8,317,472
328,381	First Financial Bankshares, Inc.	17,358,220
967,462	First Midwest Bancorp, Inc.	11,841,735
518,507	FirstMerit Corp.	8,446,479
1,039,260	Glacier Bancorp, Inc.	14,778,277
471,597	Hancock Holding Co.	15,237,299
272,861	Heritage Financial Corp.	3,694,538
294,633	Home Bancshares, Inc.	7,065,299
175,031	IBERIABANK Corp.	10,283,071

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
234,379	Lakeland Financial Corp.	$5,238,371
776,714	MB Financial, Inc.	15,433,307
489,286	Pinnacle Financial Partners, Inc.*	7,588,826
722,701	PrivateBancorp, Inc.	11,830,615
467,777	Prosperity Bancshares, Inc.	20,465,244
255,973	Sandy Spring Bancorp, Inc.	4,819,972
296,444	SCBT Financial Corp.	9,243,124
134,530	Sierra Bancorp	1,485,211
522,651	Signature Bank*	29,749,295
163,628	Simmons First National Corp. Class A	4,277,236
223,986	Southcoast Financial Corp.*	739,154
149,920	Summit State Bank	1,005,963
469,648	Texas Capital Bancshares, Inc.*	11,755,289
134,931	The First of Long Island Corp.	3,635,041
306,978	TriCo Bancshares	4,564,763
313,621	UMB Financial Corp.	13,375,936
620,942	Webster Financial Corp.	12,952,850

		301,982,489

Commercial Services & Supplies — 0.9%
455,581	G&K Services, Inc. Class A	14,410,027
379,596	Waste Connections, Inc.	11,934,498

		26,344,525

Communications Equipment — 1.3%
636,113	Blue Coat Systems, Inc.*	14,598,794
644,135	Plantronics, Inc.	23,562,458

		38,161,252

Computers & Peripherals* — 1.1%
699,699	Avid Technology, Inc.	12,223,741
1,150,639	Electronics for Imaging, Inc.	20,769,034

		32,992,775

Construction & Engineering — 0.9%
1,479,150	Comfort Systems USA, Inc.	15,338,785
132,070	Michael Baker Corp.*	3,433,820
377,370	MYR Group, Inc.*	8,509,694

		27,282,299

Consumer Finance — 0.9%
146,851	Cash America International, Inc.	7,645,063
252,788	EZCORP, Inc. Class A*	8,288,919
257,718	First Cash Financial Services, Inc.*	10,759,726

		26,693,708

Diversified Financial Services* — 0.3%
437,702	PHH Corp.	9,178,611

Diversified Telecommunication Services* — 0.5%
1,722,463	Premiere Global Services, Inc.	14,503,138

Electric Utilities — 3.5%
408,799	Cleco Corp.	14,344,757
1,881,715	El Paso Electric Co.*	58,596,605
107,207	IDACORP, Inc.	4,220,740
155,030	MGE Energy, Inc.	6,455,449

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
415,337	Portland General Electric Co.	$10,786,302
21,353	The Empire District Electric Co.	409,123
159,699	Unisource Energy Corp.	6,050,995

		100,863,971

Electrical Equipment — 2.1%
173,423	AZZ, Inc.	7,651,423
312,640	Belden, Inc.	11,236,281
385,999	EnerSys*	13,818,764
402,192	GrafTech International Ltd.*	8,502,339
161,001	Regal-Beloit Corp.	11,109,069
785,450	Thermon Group Holdings, Inc.*	9,582,490

		61,900,366

Electronic Equipment, Instruments & Components — 2.2%
280,205	Anixter International, Inc.	18,967,077
743,834	Checkpoint Systems, Inc.*	13,470,834
222,256	MTS Systems Corp.	9,108,051
265,176	Plexus Corp.*	9,885,761
403,807	SYNNEX Corp.*	13,220,641

		64,652,364

Energy Equipment & Services* — 1.5%
1,308,126	Key Energy Services, Inc.	23,127,668
254,110	Oil States International, Inc.	20,087,395

		43,215,063

Food & Staples Retailing* — 0.3%
191,041	BJ’s Wholesale Club, Inc.	9,632,287

Food Products — 1.9%
780,593	Darling International, Inc.*	14,948,356
269,855	Snyders-Lance, Inc.	5,737,117
518,480	The Hain Celestial Group, Inc.*	18,540,845
280,225	TreeHouse Foods, Inc.*	17,074,109

		56,300,427

Gas Utilities — 1.3%
52,468	Northwest Natural Gas Co.	2,369,980
929,032	Southwest Gas Corp.	36,287,990

		38,657,970

Health Care Equipment & Supplies — 1.4%
715,010	American Medical Systems Holdings, Inc.*	21,407,399
153,603	Hill-Rom Holdings, Inc.	7,010,441
292,760	West Pharmaceutical Services, Inc.	13,607,485

		42,025,325

Health Care Providers & Services — 3.3%
512,517	Amedisys, Inc.*	16,041,782
379,038	Healthsouth Corp.*	10,639,597
381,892	LHC Group, Inc.*	10,303,446
853,202	Lincare Holdings, Inc.	25,869,085
594,150	PSS World Medical, Inc.*	17,361,063
777,799	Team Health Holdings, Inc.*	17,422,697

		97,637,670

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 2.1%
282,200	Arcos Dorados Holdings, Inc. Class A*	$6,420,050
527,994	Gaylord Entertainment Co.*	17,027,806
141,572	Home Inns & Hotels Management, Inc. ADR*	5,786,048
861,281	Orient-Express Hotels Ltd. Class A*	10,068,375
162,400	Six Flags Entertainment Corp.	12,943,280
1,734,709	Wendy’s/Arby’s Group, Inc. Class A	8,725,586

		60,971,145

Household Durables* — 0.9%
510,851	Meritage Homes Corp.	12,771,275
189,838	Tempur-Pedic International, Inc.	12,347,064

		25,118,339

Industrial Conglomerates — 0.9%
534,049	Carlisle Cos., Inc.	25,954,781

Insurance — 5.4%
722,608	Alterra Capital Holdings Ltd.	16,439,332
2,176,506	American Equity Investment Life Holding Co.	28,272,813
282,200	Aspen Insurance Holdings Ltd.	7,579,892
334,236	Donegal Group, Inc. Class A	4,682,646
86,280	Enstar Group Ltd.*	8,777,265
2,695,979	Meadowbrook Insurance Group, Inc.	26,609,313
326,275	ProAssurance Corp.*	22,940,395
221,925	RLI Corp.	13,370,981
836,590	Symetra Financial Corp.	11,227,038
768,390	Tower Group, Inc.	18,671,877

		158,571,552

Internet & Catalog Retail* — 0.7%
541,874	HSN, Inc.	19,079,384

IT Services* — 0.3%
604,245	Convergys Corp.	7,722,251

Leisure Equipment & Products — 0.5%
129,722	Polaris Industries, Inc.	14,314,823

Life Sciences Tools & Services* — 0.9%
1,037,268	ICON PLC ADR	26,543,688

Machinery — 3.1%
326,941	Actuant Corp. Class A	8,219,297
355,599	Altra Holdings, Inc.*	9,370,033
249,028	Graco, Inc.	12,590,856
433,296	RBC Bearings, Inc.*	17,331,840
512,845	Robbins & Myers, Inc.	22,595,951
193,848	Tennant Co.	7,488,348
328,609	Watts Water Technologies, Inc. Class A	11,498,029

		89,094,354

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media* — 0.5%
920,755	Knology, Inc.	$14,372,986

Metals & Mining — 3.4%
1,406,003	Commercial Metals Co.	20,935,385
498,216	Kaiser Aluminum Corp.	26,275,912
642,854	Metals USA Holdings Corp.*	10,105,665
513,202	Olympic Steel, Inc.	15,047,082
216,212	Schnitzer Steel Industries, Inc. Class A	12,778,129
2,605,856	Taseko Mines Ltd.*	13,524,393

		98,666,566

Multi-Utilities — 0.8%
695,490	Avista Corp.	17,338,566
203,415	NorthWestern Corp.	6,726,934

		24,065,500

Oil, Gas & Consumable Fuels — 4.4%
774,095	Approach Resources, Inc.*	20,157,434
127,737	Carrizo Oil & Gas, Inc.*	4,880,831
405,928	Kodiak Oil & Gas Corp.*	2,780,607
350,318	Northern Oil and Gas, Inc.*	7,041,392
338,346	Petroleum Development Corp.*	12,298,877
1,484,339	Resolute Energy Corp.*	25,827,498
255,266	Rex Energy Corp.*	3,333,774
595,485	Rosetta Resources, Inc.*	29,268,088
180,352	Scorpio Tankers, Inc.*	1,819,752
557,904	World Fuel Services Corp.	20,408,128

		127,816,381

Personal Products — 1.3%
389,829	Elizabeth Arden, Inc.*	11,979,445
312,600	Herbalife Ltd.	17,593,128
299,331	Medifast, Inc.*	7,998,125

		37,570,698

Professional Services* — 0.3%
861,197	On Assignment, Inc.	9,619,571

Real Estate Investment Trusts — 14.3%
888,116	Acadia Realty Trust	18,339,595
1,105,619	American Campus Communities, Inc.	39,072,575
1,416,421	BioMed Realty Trust, Inc.	29,022,466
972,433	Cogdell Spencer, Inc.	5,834,598
1,116,923	Coresite Realty Corp.	19,769,537
717,708	CreXus Investment Corp.	8,117,278
1,817,518	Cypress Sharpridge Investments, Inc.	23,336,931
610,018	DuPont Fabros Technology, Inc.	15,945,871
1,044,802	Education Realty Trust, Inc.	9,089,777
585,798	Entertainment Properties Trust	28,458,067
179,093	Hudson Pacific Properties, Inc.	2,874,443
1,397,200	Medical Properties Trust, Inc.	17,269,392
3,111,825	MFA Financial, Inc.	25,641,438
182,207	Mid-America Apartment Communities, Inc.	12,490,290
148,588	National Health Investors, Inc.	7,001,467
1,022,079	National Retail Properties, Inc.	26,349,197
992,098	OMEGA Healthcare Investors, Inc.	21,121,766

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
1,063,745	Parkway Properties, Inc.	$19,530,358
572,206	Pebblebrook Hotel Trust	12,439,758
414,144	PS Business Parks, Inc.	23,809,139
830,282	Redwood Trust, Inc.	12,910,885
1,010,366	Retail Opportunity Investments Corp.	11,073,611
1,027,980	Two Harbors Investment Corp.	11,040,505
1,653,184	U-Store-It Trust	18,631,384

		419,170,328

Road & Rail — 0.5%
861,377	Heartland Express, Inc.	14,316,086

Semiconductors & Semiconductor Equipment — 2.4%
243,837	Cabot Microelectronics Corp.*	12,252,809
481,397	Micrel, Inc.	5,666,043
511,565	MKS Instruments, Inc.	13,454,159
784,195	Semtech Corp.*	22,443,661
561,463	Standard Microsystems Corp.*	15,058,438

		68,875,110

Software* — 1.8%
1,025,847	Mentor Graphics Corp.	13,756,608
575,105	Monotype Imaging Holdings, Inc.	8,195,246
232,749	NetScout Systems, Inc.	5,399,777
366,524	Parametric Technology Corp.	8,536,344
841,641	SS&C Technologies Holdings, Inc.	16,454,082

		52,342,057

Specialty Retail — 1.9%
344,618	GNC Acquisition Holdings, Inc. Class A*	7,006,084
445,614	Jos. A. Bank Clothiers, Inc.*	25,444,559
308,032	Monro Muffler Brake, Inc.	9,964,835
260,803	The Children’s Place Retail Stores, Inc.*	13,102,743

		55,518,221

Textiles, Apparel & Luxury Goods* — 3.4%
94,413	Deckers Outdoor Corp.	8,601,024
202,779	Fossil, Inc.	21,462,129
263,027	G-III Apparel Group Ltd.	11,289,119
751,055	Iconix Brand Group, Inc.	18,551,058
219,381	Steven Madden Ltd.	12,228,297
343,497	The Warnaco Group, Inc.	18,943,860
184,644	Vera Bradley, Inc.	9,126,953

		100,202,440

Thrifts & Mortgage Finance — 2.3%
949,733	Brookline Bancorp, Inc.	8,291,169
348,740	Dime Community Bancshares	4,889,335
127,468	First Financial Holdings, Inc.	1,274,680
585,879	Flushing Financial Corp.	7,862,496
1,297,114	MGIC Investment Corp.*	10,454,739
780,789	Northwest Bancshares, Inc.	9,798,902
681,806	Ocwen Financial Corp.*	8,195,308
366,812	Provident Financial Services, Inc.	5,241,744
487,197	Provident New York Bancorp	4,487,084
640,204	The PMI Group, Inc.*	928,296
128,435	WSFS Financial Corp.	5,364,730

		66,788,483

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — 3.3%
443,384	Applied Industrial Technologies, Inc.	$15,793,338
549,384	Beacon Roofing Supply, Inc.*	12,037,003
569,626	Kaman Corp.	20,552,106
1,825,858	RSC Holdings, Inc.*	24,411,722
337,561	Watsco, Inc.	22,596,333

		95,390,502

Transportation Infrastructure — 0.5%
1,637,347	Aegean Marine Petroleum Network, Inc.	13,704,594

TOTAL COMMON STOCKS		$2,868,758,917

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 2.5%
Repurchase Agreement — 2.5%
Joint Repurchase Agreement Account II
$74,000,000	0.133%	06/01/11	$74,000,000

TOTAL INVESTMENTS — 100.6%			$2,942,758,917

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(18,427,066)

NET ASSETS — 100.0%			$2,924,331,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR —	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,395,258,650

Gross unrealized gain	621,174,122
Gross unrealized loss	(73,673,855)

Net unrealized security gain	$547,500,267

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of May 31, 2011:

GROWTH AND INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$766,030,654	$2,737,500	$—
Short-term Investments	—	2,100,000	—

Total	$766,030,654	$4,837,500	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,670,613,624	$—	$—
Short-term Investments	—	18,600,000	—

MID CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$8,626,732,742	$—	$—
Short-term Investments	—	160,800,000	—

SMALL CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,868,758,917	$—	$—
Short-term Investments	—	74,000,000	—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Growth and Income	$2,100,000	$2,100,008	$2,146,182

Large Cap Value	18,600,000	18,600,069	19,009,041

Mid Cap Value	160,800,000	160,800,594	164,336,229

Small Cap Value	74,000,000	74,000,273	75,627,369

REPURCHASE AGREEMENTS — At May 31, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest	Growth and	Large Cap	Mid Cap	Small Cap
Counterparty	Rate	Income	Value	Value	Value

BNP Paribas Securities Co.	0.110%	$301,692	$2,672,126	$23,100,959	$10,631,038

BNP Paribas Securities Co.	0.140	1,131,344	10,020,472	86,628,596	39,866,394

Credit Suisse Securities LLC	0.100	60,338	534,425	4,620,192	2,126,208

JPMorgan Securities	0.140	188,557	1,670,079	14,438,099	6,644,399

UBS Securities LLC	0.110	188,557	1,670,079	14,438,099	6,644,399

UBS Securities LLC	0.150	229,512	2,032,819	17,574,055	8,087,562

TOTAL		$2,100,000	$18,600,000	$160,800,000	$74,000,000

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At May 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	4.000 to 6.000%	04/01/25 to 05/01/41

Federal National Mortgage Association	3.500 to 6.500	11/01/11 to 08/01/49

Government National Mortgage Association	5.000	05/15/40

U.S. Treasury Inflation Protected Security	1.125	01/15/21

U.S. Treasury Notes	0.375 to 4.000	09/30/12 to 09/30/16

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 29, 2011

* Print the name and title of each signing officer under his or her signature.